Taxation (Tables)	12 Months Ended
Jun. 30, 2018
Taxation
Schedule of taxation

		2018	2017	2016
for the year ended 30 June	Note	Rm	Rm	Rm
South African normal tax		4 035	4 393	5 826
current year		4 689	3 887	6 084
prior years		(654)	506	(258)
Dividend withholding tax		68	59	86
Foreign tax		2 530	2 682	2 420
current year		3 035	2 680	2 704
prior years		(505)	2	(284)

Income tax		6 633	7 134	8 332
Deferred tax — South Africa	14	(414)	2 677	1 894
current year		(545)	2 634	1 878
prior years		131	43	16
Deferred tax — foreign	14	(661)	(1 316)	(1 535)
current year		(874)	(718)	(734)
prior years		485	(127)	81
recognition of previously unrecognised deferred tax assets*		(49)	(470)	(945)
tax rate change		(223)	(1)	63

		5 558	8 495	8 691

*

Included in the previous years is the recognition of a deferred tax asset relating to the accumulated tax losses in Italy which were previously limited in line with the forecasted utilisation thereof. In 2017, recent profits and a successful business turnaround strategy have resulted in the recognition of a previously unrecognised deferred tax asset of EUR25,4 million (R377,2 million). Additionally in 2017 R93 million (2016 - R917 million) of previously unrecognised tax assets were recognised after the approval of the Production Sharing Agreement (PSA) licence area’s Field Development Plan (FDP) in Mozambique.

Regional analysis
 South Africa	3 994	7 013	7 806
 Rest of Africa	854	951	(526)
 Europe	1 649	906	1 137
 United States of America	(1 032)	(424)	183
 Other	93	49	91

Total operations	5 558	8 495	8 691

Schedule of reconciliation of effective tax rate to current tax rate

	2018	2017	2016
	%	%	%
Reconciliation of effective tax rate

The table below shows the difference between the South African enacted tax rate (28%) compared to the effective tax rate in the income statement. Total income tax expense differs from the amount computed by applying the South African normal tax rate to profit before tax. The reasons for these differences are:

South African normal tax rate	28,0	28,0	28,0
Increase in rate of tax due to:
disallowed preference share dividends	0,9	0,9	1,2
disallowed expenditure(1)	4,2	2,3	4,3
disallowed share-based payment expenses(2)	5,3	0,1	0,2
translation differences	—	—	1,1
different tax rates	2,6	0,3	1,0
effect of tax litigation matters(3)	—	3,2	—
tax losses not recognised(4)	9,3	1,0	13,1
prior year adjustments	0,4	—	—
other adjustments	1,5	0,4	1,2

	52,2	36,2	50,1
Decrease in rate of tax due to:
exempt income(5)	(4,2)	(0,4)	(0,8)
share of profits of equity accounted investments	(2,6)	(1,0)	(0,6)
exempt income on reversal of EGTL provision	—	—	(2,7)
recognition of previously unrecognised deferred tax assets	—	(1,6)	(4,0)
utilisation of tax losses	(0,4)	—	(0,7)
investment incentive allowances(6)	(6,9)	(2,4)	(2,4)
effect of tax rate change in the US	(1,4)	—	—
translation differences	(0,9)	(0,9)	—
prior year adjustments	—	(1,4)	(1,9)
other adjustments	(0,4)	(0,2)	(0,4)

Effective tax rate	35,4	28,3	36,6

Adjusted effective tax rate(7)	27,3	26,5	28,2

(1)	Includes non-deductible expenses incurred not deemed to be in the production of taxable income mainly relating to exploration activities.

(2)	This relates to the recognition of a share-based payment expense of R3 billion with the implementation of Sasol Khanyisa, our new Broad-Based Black Economic Empowerment (B-BBEE) ownership structure.

(3)	2017, includes tax, interest and penalties of litigation matters pertaining to Sasol Oil.

(4)

Tax losses not recognised in 2018 resulted mainly from the R2,8 billion impairment of the Canadian shale gas asset and the Mozambique PSA impairment of R1,1 billion for which no deferred tax asset was raised. Refer note 9.

(5)	Includes profit on disposal of our investments in Petronas Chemicals LDPE Sdn Bhd and Petronas Chemicals Olefins Sdn Bhd.

(6)	Energy efficiency allowances increased by R300 million compared to the prior year.

(7)	Effective tax rate adjusted for equity accounted investments, remeasurement items and the once-off items.